UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors, LLC
Address:  12700 Whitewater Drive, MS 144, MINNETONKA, MN 55343

13F File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      UZI ROSHA
Title:     CHIEF COMPLIANCE OFFICER
Phone:     952-984-3447
Signature, Place and Date of Signing:

      12700 Whitewater Drive
      Minnetonka, MN 55343
      May 11, 2012

Additional Information:

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $138,360 (thousands)



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
  AMERICAN INTL GROUP INC        W EXP 01/19/202  026874156  76644   2486027  SH          SOLE            2486027    0       0

  BP PLC                         SPONSORED ADR    055622104  2250    50000    SH          SOLE            50000      0       0

  BANK OF AMERICA CORPORATION    COM		  060505104  18901   1975000  SH   	  SOLE		  1975000    0       0

  CITIGROUP INC                  UNIT 99/99/9999  172967416  5177    50000    SH          SOLE            50000      0       0

  CITIGROUP INC                  COM NEW          172967424  10088   276000   SH          SOLE            276000     0       0

  CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109  4050    507573   SH          SOLE            507573     0       0

  EXCO RESOURCES INC           	 COM              269279402  4674    705000   SH          SOLE            705000     0       0

  GENERAL MTRS CO                COM              37045V100  9875    385000   SH          SOLE            385000     0       0

  PORTLAND GEN ELEC CO           COM NEW          736508847  555     22223    SH          SOLE            22223      0       0

  TRANSPORTADORA DE GAS SUR      SPON ADR B       893870204  6146    2202840  SH   	  SOLE            2202840    0       0


